Restricted Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Restricted Assets [Abstract]
After-tax profits	10.00%
Registered capital taxes	50.00%
Statutory reserve	$ 7,690	$ 2,300